Securities Act Registration No. 2-34576

Investment Company Act Registration No. 811-1940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.

Post-Effective Amendment No. 52	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

SMITH BARNEY APPRECIATION FUND INC.

(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7046

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel, Secretary

Smith Barney Appreciation Fund Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485

☐	on (date) pursuant to paragraph (a)(i) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(ii) of Rule 485

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A - The Prospectus for Smith Barney Appreciation Fund Inc. (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 51 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029120).

PART B - The Statement of Additional Information is incorporated by reference to Part B of Post Effective Amendment No. 51 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029120)

PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

Item 22.	Exhibits

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-8B-1 (the “Registration Statement”) as filed with the Securities and Exchange Commission (SEC) on September 9, 1969 and Form N-1A (File Nos. 2-34576 and 811-1940)

(a)(1)	Registrant’s Articles of Incorporation, Articles of Amendment and Articles Supplementary dated August 25, 1969, May 9, 1983, August 26, 1987, July 20, 1989, November 2, 1992, and July 30, 1993, respectively, is incorporated by reference to Post-Effective Amendment No. 34 filed on December 29, 1993 (“Post-Effective Amendment No. 34”).

(a)(2)	Registrant’s Articles of Amendment dated October 14, 1994, Form of Articles Supplementary dated November 7, 1994 and Form of Articles of Amendment dated November 7, 1993 s incorporated by reference to Post-Effective Amendment No. 37 filed on November 7, 1994 (“Post-Effective Amendment No. 37”).

(a)(3)	Registrant’s Articles of Amendment dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 44 on February 24, 1999 (“Post-Effective Amendment No. 44”).

(a)(4)	Articles of Amendment dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 50.

(b)(1)	Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 49.

(c)(1)	Registrant’s form of stock certificate is incorporated by reference to Post-Effective Amendment No. 31 filed on November 6, 1992 (“Post-Effective Amendment No. 31”).

(d)	Investment Advisory Agreement between the

Registrant and Smith Barney Fund Management LLC (SBFM) (formerly Smith Barney Shearson Asset Management) dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 34.

(e)(1)	Form of Broker Dealer Contract is incorporated by reference to Post-Effective Amendment No. 47.

(e)(2)	Form of Distribution Agreement with Citigroup Global Markets Inc (CGM) is incorporated by reference to Post-Effective Amendment No. 47.

(e)(3)	Form of Distribution Agreement between the Registrant and PFS Distributors Inc. (PFS Distributors) is incorporated by reference to Post-Effective Amendment No. 47.

(f)	Not Applicable.

(g)(1)	Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No.48.

(h)(1)	Administration Agreement between the Registrant and SBFM (formerly Smith, Barney Advisers, Inc.) dated April 20, 1994, is incorporated by reference to Post-Effective Amendment No. 35 filed on July 1, 1994 (“Post-Effective Amendment No. 35”).

(h)(2)	Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citigroup Trust Bank, fsb (“CTB”)

is incorporated by reference to Post-Effective Amendment No. 47.

(h)(3)	Sub-Transfer Agency Agreement dated October 1, 1999 between CTB and PFPC Inc is incorporated by reference to Post-Effective Amendment No. 47.

(h)(4)	Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholder Services is incorporated by reference to Post- Effective Amendment No. 48.

(i)	Opinion of Counsel regarding legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 38.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Second Amended and Restated Shareholder Services and Distribution Plan dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 50.

(n)(1)	Rule 18F-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 44.

(p)(1)	Code of Ethics is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.

(p)(2)	Code of Ethics of Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(p)(3)	Code of Ethics of PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 49.

Item 24.	Persons Controlled by or under Common Control with Registrant

None

Item 25.	Indemnification

Response to this item is incorporated by reference

to Post-Effective Amendment No. 38.

Item 25.	Business and Other Connections of Investment Adviser

Investment Adviser – SBFM. SBFM was incorporated in 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company on September 21, 1999. SBFM is a wholly owned subsidiary of Citigroup Global Market Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 SEC File No. 801-8314).

Item 26.	Principal Underwriters.

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 27.	Location of Accounts and Records

(1)	With respect to the Registrant,

Investment Adviser and Administrator:

c/o Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

(2)	With respect to the Registrant’s Custodian:

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

(3)	With respect to the Registrant’s Transfer Agent:

Citicorp Trust Bank, fsb

125 Broad Street

New York, New York 10004

(4)	With respect to the Registrant’s Sub-Transfer Agent:

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

(5)	Primerica Shareholder Services

PO Box 9662

Providence, Rhode Island 02940-9662

(6)	With respect to the Registrant’s Distributors’

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(7)	PFS Distributors, Inc.

3120 Breckinridge Blvd

Duluth, GA 30099-0062

Item 28.	Management Services

Not Applicable

Item 29.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY APPRECIATION FUND INC, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State & New York on the 11th day of April, 2005.

SMITH BARNEY APPRECIATION FUND INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken,
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Jay Gerken	Chairman of the Board (Chief Executive Officer and President)	April 11, 2005
R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer (Chief Financial Officer)	April 11, 2005
Kaprel Ozsolak

/s/ Burt N. Dorsett*	Director	April 11, 2005
Burt N. Dorsett

/s/ Dwight B. Crane*	Director	April 11, 2005
Dwight B. Crane

/s/ Elliott S. Jaffe*	Director	April 11, 2005
Elliott S. Jaffe

/s/ Stephen E. Kaufman*	Director	April 11, 2005
Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.*	Director	April 11, 2005
Cornelius C. Rose

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

/s/ R. Jay Gerken

R. Jay Gerken

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ Dwight B. Crane	/s/ Burt N. Dorsett
Dwight B. Crane	Burt N. Dorsett

/s/ Elliott S. Jaffe	/s/ Stephen E. Kaufman
Elliott S. Jaffe	Stephen E. Kaufman

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

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